Quarterly Holdings Report
for
Fidelity® SAI Long-Term Treasury Bond Index Fund
November 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV5-NPRT3-0126
1.9867819.110
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.76 to 5.02	202,000,000	100,210,938
US Treasury Bonds 1.375% 8/15/2050	4.72 to 5.12	245,200,000	124,716,765
US Treasury Bonds 1.625% 11/15/2050	2.39 to 5.18	222,842,000	120,978,832
US Treasury Bonds 1.875% 11/15/2051	3.05 to 5.02	229,400,000	131,161,242
US Treasury Bonds 1.875% 2/15/2051	2.40 to 5.02	256,913,000	148,367,258
US Treasury Bonds 2% 2/15/2050	3.60 to 5.02	170,843,800	103,307,110
US Treasury Bonds 2% 8/15/2051	2.16 to 5.16	269,788,000	159,796,698
US Treasury Bonds 2.25% 2/15/2052	3.33 to 4.83	210,100,000	131,648,988
US Treasury Bonds 2.25% 8/15/2046	4.49 to 5.01	121,254,000	81,846,450
US Treasury Bonds 2.25% 8/15/2049	4.72 to 5.10	157,300,000	101,513,800
US Treasury Bonds 2.375% 11/15/2049	4.67 to 4.74	126,400,000	83,582,000
US Treasury Bonds 2.375% 5/15/2051	3.53 to 4.78	423,970,000	275,779,236
US Treasury Bonds 2.5% 2/15/2046	2.09 to 4.66	107,485,000	76,704,823
US Treasury Bonds 2.5% 5/15/2046	4.80 to 5.09	69,400,000	49,374,305
US Treasury Bonds 2.75% 11/15/2047	4.46 to 4.94	110,254,000	80,593,090
US Treasury Bonds 2.75% 8/15/2042	3.37	3,500	2,756
US Treasury Bonds 2.75% 8/15/2047	3.48 to 4.92	204,457,000	149,876,566
US Treasury Bonds 2.875% 11/15/2046	3.76 to 5.00	40,096,000	30,371,154
US Treasury Bonds 2.875% 5/15/2043	3.31	20,200	16,004
US Treasury Bonds 2.875% 5/15/2049	2.09 to 5.10	167,718,000	123,626,511
US Treasury Bonds 2.875% 5/15/2052	3.30 to 4.82	214,300,000	154,446,679
US Treasury Bonds 3% 11/15/2044	2.96	800	632
US Treasury Bonds 3% 11/15/2045	4.96	1,106,000	865,661
US Treasury Bonds 3% 2/15/2047	2.14 to 4.93	102,746,000	79,311,082
US Treasury Bonds 3% 2/15/2048	3.74 to 5.04	129,787,000	99,140,031
US Treasury Bonds 3% 2/15/2049	4.65 to 5.07	171,600,000	129,819,422
US Treasury Bonds 3% 5/15/2047	2.57 to 5.09	69,048,000	53,166,960
US Treasury Bonds 3% 8/15/2048	3.65 to 5.18	160,055,000	121,629,297
US Treasury Bonds 3% 8/15/2052	3.52 to 4.24	277,500,000	205,003,125
US Treasury Bonds 3.125% 2/15/2042	3.09 to 3.35	68,100	57,131
US Treasury Bonds 3.125% 5/15/2048	3.18 to 5.10	133,614,000	104,171,947
US Treasury Bonds 3.375% 11/15/2048	4.77 to 4.95	71,700,000	58,194,632
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.78	208,400,000	173,859,328
US Treasury Bonds 3.625% 5/15/2053	3.98 to 5.10	206,900,000	172,413,972
US Treasury Bonds 4% 11/15/2052	3.84 to 4.90	205,600,000	183,554,219
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.11	229,000,000	208,828,320
US Treasury Bonds 4.25% 2/15/2054	4.55 to 5.02	251,900,000	234,572,036
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.94	252,990,000	235,606,819
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.97	252,900,000	245,629,125
US Treasury Bonds 4.625% 11/15/2055	4.67	111,100,000	110,301,469
US Treasury Bonds 4.625% 2/15/2055	4.47 to 5.01	229,100,000	227,220,372
US Treasury Bonds 4.625% 5/15/2054	4.12 to 4.96	249,600,000	247,435,499
US Treasury Bonds 4.75% 11/15/2053	4.35 to 5.03	240,800,000	243,245,625
US Treasury Bonds 4.75% 5/15/2055	4.75 to 4.96	249,700,000	252,704,203
US Treasury Bonds 4.75% 8/15/2055	4.59 to 4.92	249,100,000	252,213,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,156,321,128)			5,866,865,862

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $54,954,555)	4.02	54,943,566	54,954,555

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $6,211,275,683)	5,921,820,417
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(7,103,871)
NET ASSETS - 100.0%	5,914,716,546

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,487,536	440,059,178	413,591,903	426,200	(256)	-	54,954,555	54,943,566	0.1%
Total	28,487,536	440,059,178	413,591,903	426,200	(256)	-	54,954,555

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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